Income from operations - Disaggregation of Sales per geographical cluster (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		€ 19,003		€ 17,700		€ 17,780
Revenue From Other Sources	[1]	479	[2]	421	[3]
Total revenue		19,482	[4]	18,121	[5]	17,780
Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		14,982		14,186
Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		4,021		3,514
Growth Geographies [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		6,488		5,898
Revenue From Other Sources		5	[6]	2	[7]
Total revenue		6,492	[4]	5,901	[8]	5,862
Growth Geographies [member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		5,647		5,199
Growth Geographies [member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		840		700
North America [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		6,837		6,238
Revenue From Other Sources		114	[6]	100	[7]
Total revenue		6,951	[4]	6,338	[8]	6,409
North America [member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		4,944		4,542
North America [member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		1,894		1,696
Other Mature Geographies [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		1,583		1,609
Revenue From Other Sources		322	[6]	283	[7]
Total revenue		1,905	[4]	1,892	[8]	1,707
Other Mature Geographies [member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		1,226		1,270
Other Mature Geographies [member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		357		339
Total Mature Geographies [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		12,515		11,802
Revenue From Other Sources		474	[6]	418	[7]
Total revenue		12,990	[4]	12,221	[8]	11,918
Total Mature Geographies [member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		9,335		8,987
Total Mature Geographies [member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		3,181		2,815
Western Europe [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		4,096		3,955
Revenue From Other Sources		38	[6]	35	[7]
Total revenue		4,134	[4]	3,990	[8]	€ 3,802
Western Europe [member] | Goods or services transferred at point in time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		3,165		3,174
Western Europe [member] | Goods or services transferred over time [member]
Income from operations - Text Details (Detail) [Line Items]
Revenue from contracts with customers		€ 931		€ 780

[1]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million (2018: EUR 273 million)
[2]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million
[3]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 273 million
[4]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[5]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[6]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million
[7]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 273 million
[8]	Represents revenue from external customers as required by IFRS 8 Operating Segments.